Segment Information (Details) - Schedule of Selected Financial Information - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule of Selected Financial Information [Line Items]
Revenues	$ 6,155,593	$ 10,814,656	$ 15,026,991
Cost of revenues	4,363,124	6,003,258	6,210,672
Gross profit	1,792,469	4,811,398	8,816,319
Interest expenses, net	331,692	213,894	212,023
Depreciation and amortization	153,405	169,808	143,562
Capital expenditures	277,320	174,074	91,145
Segment assets	19,448,093	23,438,586	6,635,880
Segment (loss) profit	(5,780,054)	(2,118,349)	2,161,400
Education [Member]
Schedule of Selected Financial Information [Line Items]
Revenues	6,155,593	10,814,656	15,026,991
Cost of revenues	4,363,124	6,003,258	6,210,672
Gross profit	1,792,469	4,811,398	8,816,319
Interest expenses, net	331,698	213,894	212,023
Depreciation and amortization	153,405	169,808	143,562
Capital expenditures	274,381	174,074	91,145
Segment assets	19,101,467	23,438,586	6,635,880
Segment (loss) profit	(5,764,314)	(2,118,349)	2,161,400
Wellness [Member]
Schedule of Selected Financial Information [Line Items]
Revenues
Cost of revenues
Gross profit
Interest expenses, net	(6)
Depreciation and amortization
Capital expenditures	2,939
Segment assets	346,626
Segment (loss) profit	$ (15,740)